Equity Method Investments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Equity Method Investments
Note 8: Equity Method Investments
On January 29, 2021, the Company and private equity funds affiliated with the Blackstone Group and its subsidiaries (“Blackstone’s consortium”) sold Refinitiv, in which the Company owned a 45% interest, to LSEG in an
all-share
transaction. As a result, equity method investments at December 31, 2021 were primarily comprised of the Company’s indirect investment in LSEG shares, which it holds through its direct investment in York Parent Limited and its subsidiaries (“YPL”), formerly Refinitiv Holdings Limited (“RHL”). YPL is an entity incorporated under the laws of the Cayman Islands and jointly owned by the Company, Blackstone’s consortium and certain current LSEG and former members of Refinitiv senior management. As of December 31, 2021, YPL held a combination of LSEG ordinary shares and LSEG limited-voting ordinary shares (with the shares carrying in aggregate an approximate 30% economic interest and a 24% voting interest in LSEG). At the same date, the Company owned 42.82% of YPL and indirectly owned approximately 72.4 million LSEG shares.
Subject to certain exceptions, the Company and Blackstone’s consortium have otherwise agreed to be subject to a lock-up
for their LSEG shares through January 29, 2023. In each of years three and four following closing (starting on January 30, 2023 and January 30, 2024, respectively), the Company and Blackstone’s consortium will become entitled to sell in aggregate one-third
of the LSEG shares that were issued. The
lock-up
arrangement will terminate on January 29, 2025. The ability of current LSEG and former members of Refinitiv senior management to sell shares held by them is also subject to certain restrictions.
YPL is entitled to nominate three
non-executive
LSEG directors for as long as it holds at least 25% of LSEG shares, two LSEG directors for as long as it holds at least 17.5% but less than 25% of LSEG shares and one LSEG director for as long as it holds at least 10% but less than 17.5% of LSEG shares. For so long as YPL is entitled to nominate three directors, one nominee will be a Thomson Reuters representative. Once YPL is released from the lock-up
agreement described above, any disposals of LSEG shares will be subject to orderly marketing restrictions. A standstill restriction also applies to YPL under which it (and the underlying investors) have agreed not to, among other matters, acquire further LSEG shares, or make a takeover offer for LSEG for designated time periods. YPL has also committed to vote its LSEG shares in line with the LSEG Board’s recommendation.
The Company accounts for its investment in LSEG at fair value, based on the share price of LSEG, within “Share of post-tax
earnings (losses) in equity method investments” in the consolidated income statement. The investment in LSEG is subject to equity accounting because the LSEG shares are held through YPL, over which the Company has significant influence. As YPL owns only the financial investment in LSEG shares, which the parties intend to sell over time, and is not involved in operating LSEG or the Refinitiv business of LSEG, the investment in LSEG shares held by YPL is accounted for at fair value. As the investment in LSEG is denominated in British pounds sterling, the Company has entered a series of foreign exchange contracts (see note 19) to mitigate currency risk on its investment.

Gain on sale of Refinitiv to LSEG and subsequent sale of LSEG shares
The Company recognized a gain of $8,075 million related to the January
202
1

sale of Refinitiv to LSEG within “Share of
post-tax
earnings (losses) in equity method investments” in the consolidated income statement. As of the January 29, 2021 closing date, the Company indirectly owned approximately 82.5 million LSEG shares, which included 4.5 million shares from the exercise of warrants the Company previously held in Refinitiv. These warrants were a derivative instrument accounted for at fair value each reporting period. Changes in fair value were recorded within “Other operating gains, net” in the consolidated income statement (see notes 6 and 19).
The transaction was predominantly tax deferred for the Company except for $627 million that was paid in 2021. In March 2021, as permitted under a lock-up
exception, approximately 10.1 million of the Company’s LSEG shares were sold for pre-tax
net proceeds of $994 million. Out of these proceeds, the Company paid $223 million of tax on the sale of the shares and $627 million on the taxes due on the LSEG transaction. The proceeds from the sale of the shares by YPL were distributed to the Company as a dividend that reduced the value of the investment. The proceeds and the associated tax payments were presented in “Net cash used in investing activities” within the consolidated statement of cash flow.
The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,

	2021	2020
YPL (formerly RHL)	6,233	(554)
Other equity method investments	7	10
Total share of post-tax earnings (losses) in equity method investments	6,240	(544)
In
20
2
1, the Company’s share of
post-tax
earnings in equity method investments was primarily comprised of an $8,075 million gain from the sale of Refinitiv and $75 million of dividend income from its LSEG investment, which were partly offset by a $1,749 million decline in the value of the LSEG investment after the sale and $168 million of post-tax
losses related to the Refinitiv operations prior to the sale.
The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	December 31,

	2021	2020
YPL (formerly RHL)	6,574	981
Other equity method investments	162	155
Total equity method investments	6,736	1,136
Set forth below is summarized financial information for 100% of YPL (formerly RHL at December 31, 2020).

	Year ended December 31,

	2021	2020
Revenues	551	6,513
Gain related to the sale of Refinitiv to LSEG	18,645	-
Mark-to-market of LSEG shares	(3,895)	-
Dividend income	177	-
Refinitiv net loss prior to its sale to LSEG	(361)	(1,137)
Net earnings (loss)	14,566	(1,137)
Remove: Net earnings attributable to non-controlling interests	(11)	(95)
Net earnings (loss) attributable to YPL (formerly RHL)	14,555	(1,232)
Other comprehensive (loss) income attributable to YPL (formerly RHL)	(214)	330
Total comprehensive income (loss) attributable to YPL (formerly RHL)	14,341	(902)

The Company’s share of net earnings (loss) attributable to YPL was $6,233 million in
2021
and reflected changes in the Company’s percentage ownership of RHL and YPL in 2021.
The following table reconciles the net assets attributable to YPL to the Company’s carrying value of its investment in YPL:

	December 31,

	2021	2020
Assets
Current assets	6	2,071
Non-current assets	16,068	21,094
Total assets	16,074	23,165
Liabilities
Current liabilities	4	3,995
Non-current liabilities	189	14,268
Total liabilities	193	18,263
Net assets	15,881	4,902
Non-controlling interests	-	(2,415)
Net assets attributable to YPL (formerly RHL)	15,881	2,487
Net assets attributable to YPL (formerly RHL) - beginning period	2,487	3,278
Net earnings (loss) attributable to YPL (formerly RHL)	14,555	(1,232)
Other comprehensive (loss) income attributable to YPL (formerly RHL)	(214)	330
Other adjustments (1)	253	111
Distribution to owners	(1,200)	-
Net assets attributable to YPL (formerly RHL) - ending period	15,881	2,487
Thomson Reuters % share	42.82%	45%
Thomson Reuters $ share	6,800	1,119
Historical excluded equity adjustment (2)	(226)	(138)
Thomson Reuters carrying amount	6,574	981
(1) Consists of equity transactions excluded from total comprehensive income (loss) attributable to YPL
.
(2) Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.
Refer to note 31 for related party transactions with YPL and Refinitiv.